INCOME TAXES (Details Narrative) $ in Millions	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Profits tax rate	$ 1,875,763	¥ 13,611,847		¥ 10,477,171
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	25.00%	25.00%	25.00%
CHINA | Minimum [Member] | High And New Technology Enterprises [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	15.00%	15.00%	15.00%
Preferential tax rate	15.00%	15.00%	15.00%
Two-Tiered Profit Two [Member] | HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Profits tax rate			$ 2
Income tax rate	8.25%	8.25%	8.25%
Two-Tiered Profit One [Member] | HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Profits tax rate			$ 2
Income tax rate	16.50%	16.50%	16.50%